UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN 37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      8/14/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:  $   128,535
                                         -----------
                                        (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ------------------ --------- -------- ------------------- ---------- -------- ----------------
                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ------------------ --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Abbott Laboratories            Common             002824100    2,352     50,000 SH       DEFINED                X      0    0
Abbot Laboratories             Option             002824100    8,232    175,000 SH  CALL DEFINED                0      0    0
Amsurg Corp                    Common             03232P405      885     41,268 SH       DEFINED                X      0    0
Carrizo Oil & Co               Note 4.375%        144577AA1   15,278 21,000,000 PRN      DEFINED                X      0    0
Charming Shoppes Inc.          Note 1.125%        161133AE3    4,984  8,500,000 PRN      DEFINED                X      0    0
Cornell Companies Inc          Common             219141108      518     31,927 SH       DEFINED                X      0    0
Corrections Corp Amer          Common             22025Y407    6,296    370,600 SH       DEFINED                X      0    0
Covidien PLC                   Option             G2554F105    7,488    200,000 SH  CALL DEFINED                X      0    0
Covidien PLC                   Common             G2554F105    5,616    150,000 SH       DEFINED                X      0    0
Entertainment Properties Trust Preferred Series C 29380T402    5,261    500,125 SH       DEFINED                X      0    0
Entertainment Properties Trust Preferred Series E 29380T600    4,680    300,000 SH       DEFINED                X      0    0
FPL Group Inc                  Common             302571104    6,465    113,707 SH       DEFINED                X      0    0
Ingram Micro Inc               Common             457153104   19,250  1,100,000 SH       DEFINED                X      0    0
Jetblue Airways Corp           Option             477143101      854    200,000 SH  CALL                        0      0    0
Kinetic Concepts Inc           Option             49460W208   10,900    400,000 SH  CALL DEFINED                X      0    0
Kendle International Inc       Note 3.375%        48880LAA5    7,019  9,500,000 PRN      DEFINED                X      0    0
Knology Inc                    Common             499183804      742     86,000 SH       DEFINED                X      0    0
Skilled Healthcare Group       Common             83066R107      381     50,800 SH       DEFINED                X      0    0
SPDR GOLD TRUST                GLD SHS            78463V107    5,369     58,884 SH       DEFINED                X      0    0
Talbots Inc                    Common             874161102      216     40,000 SH                              0      0    0
USEC Inc.                      Note 3.00%         90333EAC2    7,579 11,750,000 PRN                             0      0    0
Wyeth                          Common             983024100    8,170    180,000 SH                              0      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.